Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Jan. 01, 2022 USD ($)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Cash and cash equivalents	$ 20,523		$ 22,076
Number of operating segments | segment	1
Number of reportable segments | segment	1
Vesting period	3 years
Accounting Standards Update 2016-02 | Minimum | Subsequent Event
Property, Plant and Equipment [Line Items]
Operating lease right-of-use assets		$ 8,000
Operating lease liability		8,000
Accounting Standards Update 2016-02 | Maximum | Subsequent Event
Property, Plant and Equipment [Line Items]
Operating lease right-of-use assets		11,000
Operating lease liability		$ 11,000